ACCOUNTS PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ACCOUNTS PAYABLE

Accounts payable were $1,241,375 and $1,206,100 as of December 31, 2011 and September 30, 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  The Company had three vendors (25.0%, 23.9% and 17.1%) with accounts payable in excess of 10% as of December 31, 2011. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,206,101 and $1,432,074 as of September 30, 2011 and 2010, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  The Company had four vendors with accounts payable in excess of 10% as of September 30, 2011. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.